UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
CURRENT ASSETS:
Cash and cash equivalents		¥ 7,902,053	$ 1,103,084	¥ 3,918,146
Accounts receivable, net		8,421,851	1,175,645	10,564,030
Deferred offering costs		1,487,976	207,713
Prepayment and other current assets		21,253,616	2,966,890	12,104,106
Due from related parties		¥ 17,558	$ 2,451	¥ 4,439,705
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related party	Related party	Related party
TOTAL CURRENT ASSETS		¥ 39,083,054	$ 5,455,783	¥ 31,025,987
NON-CURRENT ASSETS
Property and equipment, net		775,180	108,211	580,850
Intangible assets, net		17,276,202	2,411,665	16,943,816
Prepayment for acquisition				32,000,000
Right-of-use assets		1,225,115	171,019	768,042
Goodwill		26,629,691	3,717,362
Deferred tax assets		247,902	34,606	15,330
TOTAL ASSETS		85,237,144	11,898,646	81,334,025
CURRENT LIABILITIES:
Bank loans		9,740,000	1,359,652	4,000,000
Payroll payables		1,559,791	217,738	1,045,829
Other payables		2,692,431	375,849	1,352,992
Deferred revenue		733,665	102,416	620,000
Lease liabilities		629,392	87,860	496,601
Due to related parties		¥ 245,000	$ 34,201	275,100
Other Liability, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Taxes payable		¥ 1,799,309	$ 251,174	1,973,260
TOTAL CURRENT LIABILITIES		17,399,588	2,428,890	9,763,782
NON-CURRENT LIABILITIES
Long-term loans		1,000,000	139,595
Lease liabilities		562,575	78,532	271,442
TOTAL LIABILITIES		18,962,163	2,647,017	10,035,224
COMMITMENTS AND CONTINGENCIES EQUITY
SHAREHOLDERS' EQUITY:
Additional paid-in capital		50,180,663	7,004,950	50,180,663
Statutory reserves		2,054,975	286,863	2,054,975
Ordinary shares subscribed		(1,993)	(278)	(1,993)
Retained earnings		14,013,332	1,956,186	18,494,772
Accumulated other comprehensive income (loss)		(259,952)	(36,288)	418,491
TOTAL JIADE LIMITED SHAREHOLDERS' EQUITY		65,989,224	9,211,739	71,149,107
NON-CONTROLLING INTERESTS		285,757	39,890	149,694
TOTAL SHAREHOLDERS' EQUITY		66,274,981	9,251,629	71,298,801
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		85,237,144	11,898,646	81,334,025
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	[1]	1,445	201	1,445
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	[1]	¥ 754	$ 105	¥ 754

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from the Share Consolidation, Change of Authorized Share Capital and Issue of Dual of Class Shares effective from June 24, 2025.